Discontinued operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations

Note 5 – Discontinued operations

In September 2023, the Board resolved on the plan to streamline its medical services practice, which was carried out through the entities of KRHSG, EUDA PL, ZKTV PL, SEMA, ED PL, KR Hill PL, ZKT PL, KR Digital, and Zukihealth, as the Company is in the process of transitioning its business to other medical service fields. The streamlining of the Company’s medical services practice was accounted for as a discontinued operation because it represented a strategic shift that had a major effect on the Company’s operations and financial results in accordance with ASC 205-20-45.

Reconciliation of the carrying amounts of major classes of assets and liabilities from discontinued operations in the consolidated balance sheets as of December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
ASSETS
CURRENT ASSETS
Cash	$8,549	$85,483
Accounts receivable, net	66,618	1,658,652
Other receivables	7,509	4,778
Due from related parties	1,228	267,863
Prepaid expenses and other current assets	18,935	67,261
TOTAL CURRENT ASSETS OF DISCONTINUED OPERATIONS	102,839	2,084,037
PROPERTY AND EQUIPMENT, NET	-	20,102
OPERATING LEASE RIGHT-OF-USE ASSETS	-	40,053
TOTAL ASSETS OF DISCONTINUED OPERATIONS	$102,839	$2,144,192

LIABILITIES
CURRENT LIABILITIES
Short term loans - bank and private lender	$192,717	$204,240
Accounts payable	1,943,218	1,635,484
Other payables and accrued liabilities	251,902	393,004
Other payables - related parties	236,231	180,899
Operating lease liability	-	43,486
Taxes payable	-	68,608
TOTAL CURRENT LIABILITIES OF DISCONTINUED OPERATIONS	2,624,068	2,525,721
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS	$2,624,068	$2,525,721

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations for the years ended December 31, 2023, 2022 and 2021 are as follows:

	For the Years Ended December 31,
	2023	2022	2021

REVENUE	$992,791	$6,076,415	$5,986,030

COST OF REVENUE	800,185	3,592,217	2,991,661

GROSS PROFIT	192,606	2,484,198	2,994,369

OPERATING EXPENSES
Selling	217,122	967,299	924,779
General and administrative	1,562,114	1,338,202	2,608,559
Research and development	19,187	17,209	129,265
TOTAL OPERATING EXPENSES	1,798,423	2,322,710	3,662,603

(LOSS) INCOME FROM OPERATIONS	(1,605,817)	161,488	(668,234)

OTHER INCOME (EXPENSE), NET	5,532	(64,618)	(52,553)

(LOSS) INCOME BEFORE INCOME TAXES	(1,600,285)	96,870	(720,787)

PROVISION FOR INCOME TAXES	1,038	38,211	1,653

NET (LOSS) INCOME ATTRIBUTABLE TO EUDA	$(1,601,323)	$58,659	$(722,440)

Reconciliation of the amount of cash flows from discontinued operations in the consolidated statements of cash flows for the years ended December 31, 2023, 2022 and 2021 are as follows:

	For the Years Ended December 31,
	2023	2022	2021

Net cash provided by (used in) operating activities from discontinued operations	$295,967	$(1,439,028)	$830,192

Net cash provided by (used in) investing activities from discontinued operations	$-	$(21,542)	$18,215

Net cash (used in) provided by financing activities from discontinued operations	$(371,888)	$1,480,803	$(879,063)